Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 121,280
Depreciation for the year	21,004	$ 22,021	$ 19,928
Ending Balance	120,031	121,280
Non-cash capital expenditures related to property, plant and equipment	3,296	3,121	3,086
Impairment loss on property, plant and equipment	0	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,653
Ending Balance	37,812	37,653
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	38,350
Ending Balance	34,496	38,350
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	18,474
Ending Balance	16,207	18,474
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	8,585
Ending Balance	9,327	8,585
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,035
Ending Balance	2,187	2,035
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,597
Ending Balance	10,329	12,597
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,586
Ending Balance	9,673	3,586
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	331,698	330,591
Acquisitions through business combinations	366
Additions	21,953	16,470
Transfers	0	(123)
Disposals	(11,794)	(15,025)
Effect of exchange rate changes	130	(215)
Ending Balance	342,353	331,698	330,591
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,653	37,653
Acquisitions through business combinations	162
Additions	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	(3)	0
Ending Balance	37,812	37,653	37,653
Cost | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	80,028	77,782
Acquisitions through business combinations	55
Additions	483	651
Transfers	0	1,610
Disposals	0	(15)
Effect of exchange rate changes	(2)	0
Ending Balance	80,564	80,028	77,782
Cost | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	96,564	94,732
Acquisitions through business combinations	101
Additions	1,551	2,210
Transfers	939	656
Disposals	(59)	(1,034)
Effect of exchange rate changes	(12)	0
Ending Balance	99,084	96,564	94,732
Cost | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	56,067	50,233
Acquisitions through business combinations	0
Additions	6,414	5,998
Transfers	0	28
Disposals	(245)	(185)
Effect of exchange rate changes	3	(7)
Ending Balance	62,239	56,067	50,233
Cost | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	15,484	14,991
Acquisitions through business combinations	17
Additions	1,116	739
Transfers	0	0
Disposals	(168)	(195)
Effect of exchange rate changes	39	(51)
Ending Balance	16,488	15,484	14,991
Cost | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	42,316	50,772
Acquisitions through business combinations	31
Additions	5,362	4,844
Transfers	0	453
Disposals	(11,322)	(13,596)
Effect of exchange rate changes	106	(157)
Ending Balance	36,493	42,316	50,772
Cost | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,586	4,428
Acquisitions through business combinations	0
Additions	7,027	2,028
Transfers	(939)	(2,870)
Disposals	0	0
Effect of exchange rate changes	(1)	0
Ending Balance	9,673	3,586	4,428
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(210,418)	(200,482)
Depreciation for the year	21,004	22,021
Disposals	9,198	11,933
Effect of exchange rate changes	98	(152)
Ending Balance	(222,322)	(210,418)	(200,482)
Accumulated Depreciation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated Depreciation | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(41,678)	(37,300)
Depreciation for the year	4,392	4,394
Disposals	0	15
Effect of exchange rate changes	(2)	(1)
Ending Balance	(46,068)	(41,678)	(37,300)
Accumulated Depreciation | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(78,090)	(72,261)
Depreciation for the year	4,856	6,863
Disposals	59	1,034
Effect of exchange rate changes	(10)	0
Ending Balance	(82,877)	(78,090)	(72,261)
Accumulated Depreciation | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(47,482)	(43,850)
Depreciation for the year	5,672	3,823
Disposals	245	185
Effect of exchange rate changes	3	(6)
Ending Balance	(52,912)	(47,482)	(43,850)
Accumulated Depreciation | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(13,449)	(12,669)
Depreciation for the year	985	1,018
Disposals	168	195
Effect of exchange rate changes	35	(43)
Ending Balance	(14,301)	(13,449)	(12,669)
Accumulated Depreciation | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(29,719)	(34,402)
Depreciation for the year	5,099	5,923
Disposals	8,726	10,504
Effect of exchange rate changes	72	(102)
Ending Balance	(26,164)	(29,719)	(34,402)
Accumulated Depreciation | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0